Union Street Partners Value Fund

Schedule of Investments

June 30, 2024 (unaudited)

		Shares	Value
95.65%	COMMON STOCK
10.95%	COMMUNICATION SERVICES
	META Platforms, Inc.	11,850	$5,975,007
	The Walt Disney Co.	25,000	2,482,250
			8,457,257
5.54%	CONSUMER DISCRETIONARY
	Home Depot, Inc.	5,750	1,979,380
	LVMH Moet Hennessy Louis Vuitton SE	15,000	2,300,250
			4,279,630
9.96%	CONSUMER STAPLES
	Diageo plc ADR	15,000	1,891,200
	Dollar Tree, Inc.(A)	24,650	2,631,881
	Kenvue, Inc.	79,800	1,450,764
	Target Corp.	11,600	1,717,264
			7,691,109
9.54%	ENERGY
	Chevron Corp.	14,000	2,189,880
	Exxon Mobil Corp.	24,700	2,843,464
	Schlumberger Ltd.	49,500	2,335,410
			7,368,754
12.35%	FINANCIALS
	Bank of America Corp.	52,350	2,081,960
	Goldman Sachs Group, Inc.	5,300	2,397,296
	JPMorgan Chase & Co.	25,000	5,056,500
			9,535,756
10.59%	HEALTH CARE
	Bayer AG ADR	440,000	3,097,600
	CVS Health Corp.	22,000	1,299,320
	Johnson & Johnson	14,500	2,119,320
	Merck & Company, Inc.	13,420	1,661,396
			8,177,636
8.04%	INDUSTRIALS
	The Boeing Co(A)	14,200	2,584,542
	FedEx Corp.	12,100	3,628,064
			6,212,606

Union Street Partners Value Fund

Schedule of Investments

June 30, 2024 (unaudited)

	Shares	Value
21.89% INFORMATION TECHNOLOGY
Apple, Inc.	29,250	$6,160,635
Intel Corp.	63,900	1,978,983
Microsoft Corp.	19,620	8,769,159
		16,908,777
3.32%	REAL ESTATE
	Simon Property Group, Inc.	16,900	2,565,420
3.47%	UTILITIES
	PG&E Corp.	153,500	2,680,110
95.66%	TOTAL COMMON STOCK		73,877,055
	(Cost: $35,975,431)
4.30%	MONEY MARKET FUND
	Fidelity Government Portfolio 5.210%(B)	3,319,731	3,319,731
	(Cost: $3,319,731)
99.96%	TOTAL INVESTMENTS		77,196,786
	(Cost: $39,295,161)
0.04%	Other assets net of liabilities		29,882
100.00%	NET ASSETS		$77,226,668

(A)Non-income producing

(B)Effective 7 day yield as of June 30,2024

See Notes to Financial Statements.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2024:

Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK		$73,877,055		$73,877,055
MONEY MARKET FUND		$3,319,731		$3,319,731
TOTAL INVESTMENTS		$77,196,786		$77,196,786

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $39,295,161, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$39,650,516
Gross unrealized depreciation	(1,748,892)
Net unrealized appreciation	$37,901,623